UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04625

MIDAS SPECIAL FUND, INC.
(Exact name of registrant as specified in charter)

11 Hanover Square
New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.

Midas Special Fund, Inc.

11 Hanover Square

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

Item 1. Schedule of Investments

	MIDAS SPECIAL FUND, INC.
	SCHEDULE OF PORTFOLIO INVESTMENTS
	March 31, 2009
	(UNAUDITED)

Common Stocks (119.81%)
Shares		Value
	Crude Petroluem & Natural Gas (4.68%)
10,000	Canadian Natural Resources Ltd.	$ 385,600

	Electronic Computers (3.19%)
2,500	Apple Inc. (a) (b)	262,800

	Fire, Marine & Casualty Insurance (39.53%)
1,050	Berkshire Hathaway, Inc. Class B (a) (b)	2,961,000
20,000	Leucadia National Corporation (a) (b)	297,800
		3,258,800

	Holding Companies (3.01%)
18,000	Brookfield Asset Management Inc.	248,040

	Information Retrieval Services (8.44%)
2,000	Google, Inc. - Class A (a) (b)	696,120

	National Commercial Banks (6.25%)
19,400	JP Morgan Chase & Co. (b)	515,652

	Operative Builders (3.12%)
25,000	Hovnanian Enterprises, Inc. (a) (c)	39,000
20,000	Pulte Homes, Inc. (a) (c)	218,600
		257,600

	Petroleum Refining (5.13%)
10,800	ConocoPhillips (b)	422,928

	Pharmaceutical Preparations (7.02%)
11,000	Johnson & Johnson (b)	578,600

	Retail - Lumber & Other Building Materials Dealers (4.21%)
19,000	Lowe's Companies, Inc. (c)	346,750

	Security Brokers, Dealers & Flotation Companies (5.02%)
3,900	The Goldman Sachs Group, Inc. (b)	413,478

	Services - Business Services (20.31%)
10,000	MasterCard, Inc. (b)	1,674,800

	Soap, Detergents, Cleaning Preparations, Perfumes, Costmetics (4.28%)
7,500	Procter & Gamble Company	353,175

	Variety Stores (5.62%)
10,000	Costco Wholesale Corp. (b)	463,200

	Total common stocks (cost: $11,056,447)	9,877,543

Money Market Fund (0.02%)
1,472	SSgA Money Market Fund, 0.35% (cost: $1,472) (d)	1,472

Investment of Security Lending Collateral (3.39%)
279,837	State Street Navigator Securities Lending Prime Portfolio (cost: $279,837)	279,837

Total investments (cost:$11,057,919) (123.22%)		10,158,852

Other assets in excess of liabilities (-23.22%)		(1,914,181)

Net assets (100.00%)		$ 8,244,671

(a) Non-income producing.
(b) Fully or partially pledged as collateral on bank credit facility.
(c) All or a portion of this security was on loan. The total value of the securities on loan, as of March 31, 2009, was $276,363.
(d) Rate represents the 7-day annualized yield at March 31, 2009.

Notes to Schedule of Portfolio Investments (Unaudited):

Valuation of Investments

Securities traded on a U.S. national securities exchange ("USNSE") are valued at the last reported sales price on the day the valuations are made. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., ET, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities that are not traded on a particular day and securities traded in foreign and over the counter markets that are not also traded on a USNSE or Nasdaq, are valued at the mean between the last bid and asked prices. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Fund's Board of Directors. Due to the inherent uncertainty of valuation, these values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund uses a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

Level 1 -	quoted prices in active markets for identical investments.
Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments In Securities

Level 1	$10,158,852
Level 2	-
Level 3	-

Total	$10,158,852

Cost for Federal Income Tax Purposes

The cost of investments for federal income tax purposes is $11,337,756 and net unrealized appreciation is $1,178,904 comprised of aggregate gross unrealized appreciation and depreciation of $1,953,735 and $3,132,639, respectively.

Item 2. Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Special Fund, Inc.

By: /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill

Thomas B. Winmill, President

Date: June 1, 2009

By: /s/ Thomas O'Malley

Thomas O'Malley, Chief Financial Officer

Date: June 1, 2009

EXHIBIT INDEX

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)